Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets and Deferred Tax Liabilities
Deferred Tax Assets and Deferred Tax Liabilities

Note 19 Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and liabilities as of December 31, 2021

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(46,175)	(46,175)
Tangible assets	—	(238)	(238)
Lease items net value	270	—	270
Personnel-related items	4,141	—	4,141
Tax loss carried forward	15,319	—	15,319
Other items	23	—	23
Total	19,753	(46,413)	(26,661)
Offsetting	(15,557)	15,557	—
Tax assets/liabilities, net	4,196	(30,856)	(26,661)

Tax losses carried forward of SEK 15,319 have been recognized as deferred tax assets in the statement of financial position as of December 31, 2021 due to future temporary differences that such asset can be used to offset.

For information regarding recognition of deferred tax losses, see Note 13 Income Tax Expense.

Change in deferred tax, 2021

	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(47,120)	—	945	(46,175)
Tangible assets	—	(226)	(12)	(238)
Lease items net value	—	256	14	270
Personnel-related items	596	3,304	240	4,140
Tax loss carried forward	9,666	5,065	588	15,319
Other items	4	18	1	23
Total	(36,854)	8,417	1,776	(26,661)

Deferred tax assets and liabilities as of December 31, 2020

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(47,120)	(47,120)
Personnel-related items	596	—	596
Tax loss carried forward	9,666	—	9,666
Other items	4	—	4
Total	10,266	(47,120)	(36,854)
Offsetting	(9,666)	9,666	—
Tax assets/liabilities, net	600	(37,454)	(36,854)

Tax losses carried forward of SEK 9,666 have been recognized as deferred tax assets in the statement of financial position as of December 31, 2020, due to future temporary differences that such asset can be used to offset.

Change in deferred tax, 2020

			Increase
	Cost at Opening	Recognized in	through Business	Cost at Closing
	Balance	Profit or Loss	Combinations	Balance
Intangible assets	—	—	(47,120)	(47,120)
Personnel-related items	—	596	—	596
Tax loss carried forward	—	—	9,666	9,666
Other items	—	4	—	4
Total	—	600	(37,454)	(36,854)

No deferred tax assets and deferred tax liabilities occurred for the financial year 2019.